SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds — 57.74%
Australia — 0.30%
$ 160,000	Santos Finance Ltd., 3.65%, 4/29/31(a)	$133,149

Bermuda — 0.98%
458,000	Triton Container International Ltd., 1.15%, 6/7/24(b)	434,060

Canada — 2.23%
190,000	Bank of Nova Scotia (The), 4.59%, 5/4/37(c)	163,569
190,000	Enbridge, Inc., 5.70%, 3/8/33	192,844
320,000	Enbridge, Inc., 5.97%, 3/8/26	318,158
160,000	Kinross Gold Corp., 6.25%, 7/15/33(b)	157,914
192,000	Rogers Communications, Inc., 4.55%, 3/15/52(b)	154,777

		987,262

Chile — 0.46%
200,000	Inversiones CMPC SA, 6.13%, 6/23/33(b)	201,637

France — 2.93%
200,000(d)	Electricite de France SA, 3.00%, (a),(c),(e)	184,020
200,000(d)	Electricite de France SA, 3.38%, (a),(c),(e)	167,010
100,000(f)	Electricite de France SA, EMTN, 5.88%, (a),(c),(e)	104,144
200,000(f)	Electricite de France SA, EMTN, 6.00%, (a),(c),(e)	230,246
200,000	Electricite de France SA, 6.90%, 5/23/53(b)	208,529
200,000	Electricite de France SA, 9.13%, (b),(c),(e)	205,470
200,000	Societe Generale SA, 9.38%, (b),(c),(e)	195,449

		1,294,868

Germany — 1.22%
200,000(d)	Commerzbank AG, 6.13%, (a),(c),(e)	197,862
200,000(d)	Deutsche Bank AG, EMTN, 1.75%, 11/19/30(a),(c)	171,937
200,000	Deutsche Bank AG, 4.88%, 12/1/32(c)	169,021

		538,820

Ireland — 0.79%
220,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/27	208,855
160,000	Avolon Holdings Funding Ltd., 3.25%, 2/15/27(b)	142,986

		351,841

Italy — 1.87%
250,000(d)	Intesa Sanpaolo SpA, EMTN, 5.50%, (a),(c),(e)	227,043
230,000	Intesa Sanpaolo SpA, 6.63%, 6/20/33(b)	229,359
204,000	Intesa Sanpaolo SpA, 8.25%, 11/21/33(b),(c)	213,996
200,000	UniCredit SpA, 3.13%, 6/3/32(b),(c)	158,753

		829,151

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
Japan — 4.81%
$ 220,000	Mitsubishi UFJ Financial Group, Inc., 5.13%, 7/20/33(c)	$215,767
380,000	Mizuho Financial Group, Inc., 2.65%, 5/22/26(c)	355,753
200,000	Mizuho Financial Group, Inc., 5.75%, 5/27/34(c)	201,253
220,000	Mizuho Financial Group, Inc., 5.78%, 7/6/29(c)	220,969
230,000	Nissan Motor Co. Ltd., 4.35%, 9/17/27(b)	209,092
200,000	Nomura Holdings, Inc., 5.61%, 7/6/29	197,320
280,000	Nomura Holdings, Inc., 6.18%, 1/18/33	286,252
210,000	Renesas Electronics Corp., 1.54%, 11/26/24(b)	196,241
240,000	Sumitomo Mitsui Financial Group, Inc., 5.77%, 1/13/33	247,339

		2,129,986

Norway — 0.72%
300,000	Var Energi ASA, 8.00%, 11/15/32(b)	317,971

Puerto Rico — 0.72%
320,000	Popular, Inc., 7.25%, 3/13/28	318,400

Spain — 1.37%
300,000(d)	Abertis Infraestructuras Finance BV, 2.63%, (a),(c),(e)	271,184
200,000(d)	Abertis Infraestructuras Finance BV, 3.25%, (a),(c),(e)	195,747
160,000	Telefonica Emisiones SA, 5.21%, 3/8/47	138,773

		605,704

Sweden — 0.96%
282,000(d)	Heimstaden Bostad Treasury BV, EMTN, 1.38%, 7/24/28(a)	207,196
223,000	Swedbank AB, 5.34%, 9/20/27(b)	217,415

		424,611

Switzerland — 2.65%
500,000	UBS Group AG, 6.54%, 8/12/33(b),(c)	510,825
300,000(d)	UBS Group AG, 7.75%, 3/1/29(a),(c)	362,396
250,000	UBS Group AG, 9.02%, 11/15/33(b),(c)	299,684

		1,172,905

United Kingdom — 1.86%
200,000(f)	Barclays Plc, 7.13%, (c),(e)	229,479
200,000	HSBC Holdings Plc, 4.76%, 6/9/28(c)	192,012
200,000	HSBC Holdings Plc, 5.40%, 8/11/33(c)	195,030
200,000	HSBC Holdings Plc, 6.33%, 3/9/44(c)	207,639

		824,160

United States — 33.87%
153,000	Aircastle Ltd., 2.85%, 1/26/28(b)	130,104
190,000	Ally Financial, Inc., 6.99%, 6/13/29(c)	187,753
260,000	American International Group, Inc., 5.13%, 3/27/33	253,808
156,000	American Tower Corp., REIT, 4.05%, 3/15/32	141,904
200,000	American Tower Corp., REIT, 4.63%, 5/16/31(d)	219,306

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$180,000	Amgen, Inc., 5.60%, 3/2/43	$180,422
200,000	Amgen, Inc., 5.65%, 3/2/53	202,760
180,000	Amgen, Inc., 5.75%, 3/2/63	182,950
178,000	Arrow Electronics, Inc., 6.13%, 3/1/26	177,557
220,000	AT&T, Inc., 3.65%, 9/15/59	153,038
240,000	AT&T, Inc., 5.40%, 2/15/34	240,599
260,000	Bank of America Corp., 2.48%, 9/21/36(c)	198,557
230,000	Bank of America Corp., 4.57%, 4/27/33(c)	216,129
220,000	Bank of America Corp., 5.29%, 4/25/34(c)	217,983
175,000	Bank of America Corp., Series U, (LIBOR USD 3-Month + 3.135%), 8.63%, (e),(g)	174,419
186,000	Broadcom, Inc., 2.60%, 2/15/33(b)	144,992
321,000	Broadcom, Inc., 4.93%, 5/15/37(b)	289,835
190,000	Charles Schwab Corp. (The), 5.85%, 5/19/34(c)	192,839
223,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	135,453
220,000	Citigroup, Inc., 3.06%, 1/25/33(c)	183,505
130,000	Citigroup, Inc., 6.17%, 5/25/34(c)	130,905
250,000	Citizens Bank NA, 4.58%, 8/9/28(c)	227,133
180,000	Citizens Financial Group, Inc., 2.50%, 2/6/30	141,466
140,000	Comerica, Inc., 3.70%, 7/31/23	139,438
203,000	Comerica, Inc., 4.00%, 2/1/29	170,276
124,000	Consolidated Edison Co. of New York, Inc., 6.15%, 11/15/52	136,688
185,000	Continental Resources, Inc., 4.90%, 6/1/44	143,760
140,000	Energy Transfer LP, 6.25%, 4/15/49	136,731
180,000	Equinix, Inc., REIT, 3.90%, 4/15/32	161,657
150,000	Essential Utilities, Inc., 5.30%, 5/1/52	142,065
200,000	Eversource Energy, 5.13%, 5/15/33	197,317
190,000	Exelon Corp., 5.60%, 3/15/53	191,667
142,000	Fifth Third Bancorp, 4.77%, 7/28/30(c)	132,864
180,000	Fifth Third Bancorp, 6.36%, 10/27/28(c)	179,259
150,000	Fiserv, Inc., 5.60%, 3/2/33	152,816
170,000	Flex Intermediate Holdco LLC, 4.32%, 12/30/39(b)	122,065
200,000	Foundry JV Holdco LLC, 5.88%, 1/25/34(b)	198,995
133,000	General Motors Co., 5.40%, 4/1/48	114,727
110,000	Global Payments, Inc., 5.30%, 8/15/29	107,324
236,000	Global Payments, Inc., 5.95%, 8/15/52	226,160
276,000	Goldman Sachs Group, Inc. (The), 2.38%, 7/21/32(c)	220,759
250,000	Huntington National Bank (The), 5.65%, 1/10/30	240,110
187,000	Intel Corp., 5.70%, 2/10/53	190,486
200,000	Intel Corp., 5.90%, 2/10/63	206,261
250,000	KeyBank NA, 4.39%, 12/14/27	219,553
250,000	KeyBank NA, 5.85%, 11/15/27	235,404
148,000	Kinder Morgan, Inc., 4.80%, 2/1/33	140,010
259,000	Kyndryl Holdings, Inc., 3.15%, 10/15/31	194,211
200,000	Kyndryl Holdings, Inc., 4.10%, 10/15/41	134,118
140,000	LKQ Corp., 5.75%, 6/15/28(b)	139,469
110,000	LKQ Corp., 6.25%, 6/15/33(b)	110,637

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 170,000	M&T Bank Corp., 3.55%, 7/26/23	$169,670
164,000	M&T Bank Corp., 5.05%, 1/27/34(c)	149,631
179,000	Meta Platforms, Inc., 4.45%, 8/15/52	155,879
130,000	Meta Platforms, Inc., 5.75%, 5/15/63	134,406
150,000	Metropolitan Life Global Funding I, 5.15%, 3/28/33(b)	147,975
210,000	Micron Technology, Inc., 5.88%, 2/9/33	209,283
160,000	Micron Technology, Inc., 5.88%, 9/15/33	158,595
260,000	Morgan Stanley, 2.48%, 9/16/36(c)	196,794
280,000	Morgan Stanley, GMTN, 4.89%, 7/20/33(c)	269,320
210,000	Morgan Stanley, 5.25%, 4/21/34(c)	207,262
136,000	Morgan Stanley, 5.30%, 4/20/37(c)	128,484
152,000	MPLX LP, 5.00%, 3/1/33	145,796
160,000	Nasdaq, Inc., 5.55%, 2/15/34	160,633
200,000	NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53	193,072
180,000	Oracle Corp., 4.10%, 3/25/61	132,453
160,000	Oracle Corp., 5.55%, 2/6/53	155,021
230,000	Pfizer Investment Enterprises Pte Ltd., 5.34%, 5/19/63	233,282
150,000	Pilgrim’s Pride Corp., 6.25%, 7/1/33	145,923
200,000	Royalty Pharma Plc, 3.55%, 9/2/50	134,653
210,000	Santander Holdings USA, Inc., 4.26%, 6/9/25(c)	201,512
200,000	Simon International Finance SCA, REIT, 1.13%, 3/19/33(a),(d)	154,304
430,000	Truist Financial Corp., MTN, 5.87%, 6/8/34(c)	430,378
140,000(d)	Upjohn Finance BV, 1.91%, 6/23/32(a)	117,101
200,000	Utah Acquisition Sub, Inc., 5.25%, 6/15/46	157,925
196,000	Viatris, Inc., 4.00%, 6/22/50	129,653
170,000	VICI Properties LP, REIT, 4.95%, 2/15/30	159,414
145,000	Warnermedia Holdings, Inc., 4.05%, 3/15/29	132,513
188,000	Warnermedia Holdings, Inc., 5.05%, 3/15/42	157,718
410,000	Warnermedia Holdings, Inc., 5.14%, 3/15/52	334,335
200,000	Warnermedia Holdings, Inc., 6.41%, 3/15/26	200,145
130,000	Wells Fargo & Co., GMTN, 4.90%, 7/25/33(c)	124,616
300,000	Wells Fargo & Co., 5.39%, 4/24/34(c)	298,163
180,000	Western Midstream Operating LP, 4.30%, 2/1/30	162,020

		14,996,173

Total Corporate Bonds (Cost $26,704,846)		25,560,698

U.S. Government Agency Backed Mortgages — 24.63%
United States — 24.63%
875,000	Fannie Mae, (TBA), 3.50%, 7/1/53	796,995
725,000	Fannie Mae, (TBA), 3.00%, 7/1/53	637,864
3,000,000	Fannie Mae, (TBA), 2.50%, 7/1/53	2,542,224
3,800,000	Fannie Mae, (TBA), 2.00%, 7/15/53	3,096,312
886,711	Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	834,193
193,033	Fannie Mae, Pool #CB4766, 5.00%, 9/1/52	190,702
566,677	Fannie Mae, Pool #CB4768, 5.00%, 9/1/52	560,280
223,229	Fannie Mae, Pool #BT7932, 5.50%, 10/1/52	225,031
446,347	Fannie Mae, Pool #CB5344, 6.50%, 12/1/52	461,290

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 99,138	Fannie Mae, Pool #CB4969, 5.50%, 10/1/52	$99,938
886,808	Freddie Mac, Pool #QE6931, 4.50%, 7/1/52	855,858
443,185	Freddie Mac, Pool #RA7718, 4.50%, 7/1/52	426,529
173,751	Freddie Mac, Pool #QF4133, 6.00%, 11/1/52	178,164

		10,905,380

Total U.S. Government Agency Backed Mortgages (Cost $11,093,483)		10,905,380

Shares

Collateralized Mortgage Obligations — 19.10%
United States — 19.10%
330,000	AREIT Trust, Series 2022-CRE6, Class B, (Secured Overnight Financing Rate 30 Day Average + 1.850%), 6.92%, 1/20/37(b),(h)	314,462
370,686	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, (LIBOR USD 1-Month + 1.397%), 6.59%, 10/15/38(b),(h)	353,024
223,503	BX Commercial Mortgage Trust, Series 2021-21M, Class D, (LIBOR USD 1-Month + 1.426%), 6.62%, 10/15/36(b),(h)	209,778
500,000	BX Commercial Mortgage Trust, Series 2022-CSMO, Class C, (Term SOFR 1M + 3.889%), 9.04%, 6/15/27(b),(h)	494,140
400,000	BX Mortgage Trust, Series 2022-MVRK, Class D, (Term SOFR 1M + 2.864%), 7.97%, 3/15/39(b),(h)	385,277
247,221	BX Trust, Series 2022-IND, Class D, (Term SOFR 1M + 2.839%), 7.99%, 4/15/37(b),(h)	237,047
207,000	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 1.900%), 6.97%, 12/25/41(b),(h)	201,593
88,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 3.100%), 8.17%, 3/25/42(b),(h)	88,176
277,000	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 3.100%), 8.17%, 6/25/43(b),(h)	277,830
366,000	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 3.550%), 8.62%, 5/25/43(b),(h)	373,328
625,000	Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2, 2.23%, 4/25/65(b),(i)	582,879
688,190	Eagle RE Ltd., Series 2019-1, Class M1B, (LIBOR USD 1-Month + 1.800%), 6.95%, 4/25/29(b),(h)	687,363
208,127	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M1, (Secured Overnight Financing Rate 30 Day Average + 0.900%), 5.97%, 11/25/41(b),(h)	206,438
440,860	Freddie Mac STACR REMIC Trust, Series 2021-HQA4, Class M1, (Secured Overnight Financing Rate 30 Day Average + 0.950%), 6.02%, 12/25/41(b),(h)	427,557
196,458	Freddie Mac STACR REMIC Trust, Series 2021-DNA6, Class M2, (Secured Overnight Financing Rate 30 Day Average + 1.500%), 6.57%, 10/25/41(b),(h)	191,373

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value
$386,328	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, (Secured Overnight Financing Rate 30 Day Average + 2.000%), 7.07%, 5/25/43(b),(h)	$386,722
117,777	Freddie Mac STACR REMIC Trust, (Secured Overnight Financing Rate 30 Day Average + 2.100%), 7.17%, 3/25/43(b),(h)	117,894
460,000	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1B, (Secured Overnight Financing Rate 30 Day Average + 2.400%), 7.47%, 2/25/42(b),(h)	453,904
550,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M1B, (Secured Overnight Financing Rate 30 Day Average + 3.350%), 8.42%, 6/25/43(b),(h)	555,500
250,000	HONO Mortgage Trust, Series 2021-LULU, Class A, (LIBOR USD 1-Month + 1.150%), 6.34%, 10/15/36(b),(h)	239,414
289,345	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(b),(i)	256,266
400,000	SMRT, Series 2022-MINI, Class D, (Term SOFR 1M + 1.950%), 7.10%, 1/15/39(b),(h)	377,947
400,000	Verus Securitization Trust, Series 2019-INV3, Class M1, 3.28%, 11/25/59(b),(i)	351,686
400,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(b),(i)	342,639
400,000	Vista Point Securitization Trust, Series 2020-2, Class M1, 3.40%, 4/25/65(b),(i)	342,017

		8,454,254

Total Collateralized Mortgage Obligations (Cost $8,809,368)		8,454,254

Asset Backed Securities — 5.13%
Cayman Islands — 1.21%
300,000	OZLM VIII Ltd., Series 2014-8A, Class A2R3, (LIBOR USD 3-Month + 1.650%), 6.91%, 10/17/29(b),(h)	294,810
250,000	TCW CLO Ltd., Series 2018-1A, Class A2RB, (LIBOR USD 3-Month + 1.400%), 6.66%, 4/25/31(b),(h)	243,700

		538,510

United States — 3.92%
500,000	Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29(b)	494,831
450,000	Exeter Automobile Receivables Trust, Series 2021-4A, Class D, 1.96%, 1/17/28	412,916
450,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.32%, 8/15/29	440,769
185,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68%, 4/16/29	184,459
231,808	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(b)	201,060

		1,734,035

Total Asset Backed Securities (Cost $2,366,574)		2,272,545

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value

Bank Loans — 3.91%
Ireland — 2.01%
$ 392,947	Avolon US LLC, 1st Lien Term Loan B5, (LIBOR 1-Month + 2.25%), 7.40%, 12/1/27(h)	$392,149
500,000	Setanta Aircraft Leasing DAC, 1st Lein Term Loan B, (LIBOR 3-Month + 2.00%), 7.16%, 11/5/28(h)	499,465

		891,614

United States — 1.90%
444,183	Entegris, Inc., (LIBOR 1-Month + 2.75%), 7.90%, 7/6/29(h)	439,741
400,000	Hilton Worldwide Finance LLC, 1st Lien Term Loan B2, (LIBOR 1-Month + 1.75%), 6.94%, 6/21/26(h)	399,392

		839,133

Total Bank Loans (Cost $1,734,354)		1,730,747

Foreign Government Bonds — 0.71%
Mexico — 0.24%
130,000(d)	Mexico Government International Bond, 4.00%, 3/15/2115	104,300

Romania — 0.47%
190,000	Romanian Government International Bond, 7.63%, 1/17/53(b)	209,135

Total Foreign Government Bonds (Cost $353,194)		313,435

Shares

Investment Company — 1.12%
497,710	U.S. Government Money Market Fund, RBC Institutional Class 1 (j)	497,710

Total Investment Company (Cost $497,710)		497,710

Total Investments (Cost $51,559,529) — 112.34%		$49,734,769
Liabilities in excess of other assets — (12.34)%		(5,463,268)

NET ASSETS — 100.00%		$44,271,501

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

June 30, 2023 (Unaudited)

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(d)	Principal amount denoted in Euros.
(e)	Perpetual security with no stated maturity date.
(f)	Principal amount denoted in British Pounds.
(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2023.
(h)	Floating rate note. Rate shown is as of report date.
(i)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(j)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

June 30, 2023 (Unaudited)

Foreign currency exchange contracts as of June 30, 2023:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
CHF	418,343	EUR	428,279	Citibank N.A.	7/20/23	$585
EUR	206,341	SEK	2,340,862	Citibank N.A.	7/20/23	8,145
USD	51,729	CNH	362,815	Citibank N.A.	7/20/23	1,740
USD	43,108	CNH	302,660	Citibank N.A.	7/20/23	1,407
USD	129,324	CNH	907,323	Citibank N.A.	7/20/23	4,312
USD	54,109	CNH	379,819	Citibank N.A.	7/20/23	1,777
USD	51,730	CNH	362,728	Citibank N.A.	7/20/23	1,753
USD	439,988	EUR	400,000	Citibank N.A.	7/20/23	3,052
USD	82,599	EUR	75,000	Citibank N.A.	7/20/23	674
USD	1,523,066	EUR	1,387,497	Citibank N.A.	7/20/23	7,451
USD	411,170	EUR	375,000	Citibank N.A.	7/20/23	1,543

						$32,439
AUD	487,719	USD	330,000	Citibank N.A.	7/20/23	$(4,903)
CNH	1,045,834	USD	145,200	Citibank N.A.	7/20/23	(1,104)
CNH	1,259,484	USD	174,800	Citibank N.A.	7/20/23	(1,267)
EUR	425,466	CHF	418,343	Citibank N.A.	7/20/23	(3,657)
EUR	495,170	GBP	435,917	Citibank N.A.	7/20/23	(12,807)
EUR	99,309	USD	110,000	Citibank N.A.	7/20/23	(1,520)
EUR	200,338	USD	220,000	Citibank N.A.	7/20/23	(1,163)
EUR	494,393	USD	543,710	Citibank N.A.	7/20/23	(3,666)
GBP	97,963	USD	124,631	Citibank N.A.	7/20/23	(198)
GBP	30,000	USD	38,257	Citibank N.A.	7/20/23	(151)
JPY	59,206,551	USD	458,965	Citibank N.A.	7/20/23	(47,330)
JPY	26,396,961	USD	189,838	Citibank N.A.	7/20/23	(6,313)
JPY	13,957,958	USD	100,162	Citibank N.A.	7/20/23	(3,119)
SEK	2,340,862	EUR	206,126	Citibank N.A.	7/20/23	(7,910)
USD	330,000	AUD	500,243	Citibank N.A.	7/20/23	(3,445)
USD	440,000	EUR	404,315	Citibank N.A.	7/20/23	(1,649)
USD	217,206	EUR	200,000	Citibank N.A.	7/20/23	(1,262)
USD	409,338	GBP	327,629	Citibank N.A.	7/20/23	(6,816)
USD	249,935	GBP	200,000	Citibank N.A.	7/20/23	(4,104)
USD	185,732	GBP	150,000	Citibank N.A.	7/20/23	(4,798)
USD	335,008	GBP	268,344	Citibank N.A.	7/20/23	(5,841)

						$(123,023)

Total						$(90,584)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

June 30, 2023 (Unaudited)

Financial futures contracts as of June 30, 2023:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value	Clearinghouse
10 Year U.S. Treasury Note	27	September 2023	$(25,423)	USD $ 3,031,172	Morgan Stanley & Co. LLC
2 Year U.S. Treasury Note	53	September 2023	(110,441)	USD 10,777,219	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	17	September 2023	4,832	USD 2,315,719	Morgan Stanley & Co. LLC
5 Year U.S. Treasury Note	23	September 2023	(22,459)	USD 2,463,156	Morgan Stanley & Co. LLC

Total			$(153,491)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year Euro-Bund	2	September 2023	$1,031	EUR	$291,874	Morgan Stanley & Co. LLC
10 Year Japan Treasury Bond	2	September 2023	(7,894)	JPY	2,058,976	Morgan Stanley & Co. LLC
10 Year U.S. Ultra Treasury Bond	65	September 2023	52,178	USD	7,698,438	Morgan Stanley & Co. LLC
30 Year Euro-Buxl	1	September 2023	(2,173)	EUR	152,332	Morgan Stanley & Co. LLC
30 Year U.S. Treasury Bond	5	September 2023	149	USD	634,531	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	10	September 2023	15,787	EUR	1,262,628	Morgan Stanley & Co. LLC
EURO-BTP	1	September 2023	(72)	EUR	126,699	Morgan Stanley & Co. LLC
EURO-SCHATZ	1	September 2023	954	EUR	114,412	Morgan Stanley & Co. LLC

Total			$59,960

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

June 30, 2023 (Unaudited)

Interest rate swaps as of June 30, 2023:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
2.45%	USD-CITILDN		Morgan Stanley & Co. LLC	6/15/43	USD	300	$1,686
2.61%	EUR-CITILDN		Morgan Stanley & Co. LLC	6/15/43	EUR	240	(564)
5.47%	GBP-MSDWLDN	Yearly	Morgan Stanley & Co. LLC	7/20/25	GBP	2,400	(29,045)
5.08%	GBP-BCAPLDN		Morgan Stanley & Co. LLC	7/20/25	GBP	960	(20,207)
5.03%	GBP-BCAPLDN		Morgan Stanley & Co. LLC	7/20/25	GBP	920	(20,438)
5.13%	GBP-BCAPLDN		Morgan Stanley & Co. LLC	7/20/25	GBP	880	(17,450)
5.11%	GBP-HSBCLDN	Yearly	Morgan Stanley & Co. LLC	7/20/25	GBP	784	(15,887)
5.05%	GBP-MSDWLDN	Yearly	Morgan Stanley & Co. LLC	7/20/25	GBP	696	(15,122)
5.03%	GBP-BCAPLDN	Yearly	Morgan Stanley & Co. LLC	7/20/25	GBP	560	(12,490)
0.73%	JPY-BCAPLDN	Yearly	Morgan Stanley & Co. LLC	7/20/33	JPY	160,000	(13,187)
0.90%	JPY-BCAPLDN	Yearly	Morgan Stanley & Co. LLC	4/19/33	JPY	100,000	(22,020)

							$(166,410)

Total							$(164,724)

Credit default swaps buy protection as of June 30, 2023:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Market CDX IG Index, Series 40	Quarterly	Morgan Stanley & Co. LLC	6/20/28	USD 2,792	$(14,442)	$(28,337)	$(42,778)
1.00%	Market CDX IG Index, Series 40	Quarterly	Morgan Stanley & Co. LLC	6/20/28	USD 4,582	(21,019)	(49,185)	(70,205)
1.00%	Market CDX IG Index, Series 40	Quarterly	Morgan Stanley & Co. LLC	6/20/28	USD 3,632	(18,432)	(37,216)	(55,649)
1.00%	Market CDX IG Index, Series 40	Quarterly	Morgan Stanley & Co. LLC	6/20/28	USD 4,187	(20,321)	(43,832)	(64,152)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

June 30, 2023 (Unaudited)

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	ICE - CDX IG S40 JUN-28	Quarterly	Morgan Stanley & Co. LLC	6/20/28	USD2,000	(17,342)	(13,302)	(30,644)
1.00%	ICE - CDX IG S40 JUN-28	Quarterly	Morgan Stanley & Co. LLC	6/20/28	USD2,500	(20,738)	(17,566)	(38,304)
1.00%	ICE - CDX IG S40 JUN-28	Quarterly	Morgan Stanley & Co. LLC	6/20/28	USD2,500	(32,052)	(6,253)	(38,305)

Total						$(144,346)	$(195,691)	$(340,037)

Abbreviations used are defined below:

AUD - Australian Dollar

Bobl - German Bundesobligationen

BTP - Italian Buoni del Tesoro Poliannuali

CHF - Swiss Franc

CNH - Chinese Yuan Renminbi

EMTN - Euro Medium Term Note

EUR - Euro

GBP - United Kingdom Pound Sterling

GMTN - Global Medium Term Note

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

REIT - Real Estate Investment Trust

SEK - Swedish Krona

SOFR - Secured Overnight Financing Rate

TBA - To-be-announced

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

June 30, 2023 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financial	32.87%
U.S. Government Agency Backed Mortgages	24.63%
Collateralized Mortgage Obligations	19.10%
Technology	6.33%
Asset Backed Securities	5.13%
Consumer, Non-cyclical	5.09%
Utilities	4.43%
Energy	4.09%
Consumer, Cyclical	4.06%
Communications	2.51%
Industrial	1.46%
Basic Materials	0.81%
Foreign Government Bonds	0.71%
Other*	(11.22)%

100.00%

*

Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, credit default swaps, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.